SEGMENT INFORMATION - Segment Revenue and Assets by Geography (Details) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2019 EUR (€) segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of geographical areas [line items]
Number of operating segments | segment		1
Revenue		€ 12,017	€ 11,518	€ 11,062
Non-current assets other than financial instruments and deferred tax assets		15,552	15,186
Spain/Portugal/Andorra
Disclosure of geographical areas [line items]
Revenue		2,784	2,670	2,706
Non-current assets other than financial instruments and deferred tax assets		6,797	6,873
Germany
Disclosure of geographical areas [line items]
Revenue		2,432	2,335	2,218
Non-current assets other than financial instruments and deferred tax assets		3,216	3,160
Great Britain
Disclosure of geographical areas [line items]
Revenue		2,412	2,280	2,026
Non-current assets other than financial instruments and deferred tax assets		2,587	2,441
France(B)
Disclosure of geographical areas [line items]
Revenue		1,897	1,775	1,803
Non-current assets other than financial instruments and deferred tax assets		922	890
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Revenue		1,002	983	919
Non-current assets other than financial instruments and deferred tax assets		656	637
Netherlands
Disclosure of geographical areas [line items]
Revenue		602	580	526
Non-current assets other than financial instruments and deferred tax assets		457	440
Sweden
Disclosure of geographical areas [line items]
Revenue		366	365	353
Non-current assets other than financial instruments and deferred tax assets		396	404
Norway
Disclosure of geographical areas [line items]
Revenue		437	439	€ 416
Non-current assets other than financial instruments and deferred tax assets		261	259
Iceland
Disclosure of geographical areas [line items]
Revenue	€ 95	85	91
Non-current assets other than financial instruments and deferred tax assets		36	37
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets		€ 224	€ 45